Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the years ended December 31, 2021, 2020 and 2019 (dollars in thousands):

	Years ended December 31,
	2021	2020	2019
Lease cost
Operating lease cost	$4,718	$2,927	$564
Variable lease cost	5,022	2,891	31
Short-term lease cost	65	49	88
	$9,805	$5,867	$683
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$4,736	$1,844	$574
Right of use assets obtained in exchange for new operating lease liabilities	$314	$15,846	$457
Weighted average remaining lease term (in years)	3.1 years	4.0 years	0.9 years
Weighted average discount rate	4.86%	4.85%	5.01%

Summary of Maturities of Operating Lease Liabilities

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect at December 31, 2021, the following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2021 (in thousands):

December 31,
2021
Operating lease liabilities payment
2022	$4,974
2023	4,322
2024	3,046
2025	815
Total lease payments	$13,157
Less: imputed interest	(898)
Present value of lease liability	$12,259